Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Bank deposits	$ 0	$ 0
Cash at bank and in hand	179,929	152,528
TOTAL	$ 179,929	$ 152,528